LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS, NET
8.	LAND USE RIGHTS, NET

	December 31,
	2012	2011
Altira Macau — Medium-term lease (“Taipa Land”)	$143,985	$141,543
City of Dreams — Medium-term lease (“Cotai Land”)	376,122	376,122
Studio City — Medium-term lease (“Studio City Land”)	653,564	549,079

	$1,173,671	$1,066,744
Less: accumulated amortization	(183,687)	(123,776)

Land use rights, net	$989,984	$942,968

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the estimated lease term of the land on a straight-line basis. The expiry dates of the leases of the land use rights of Altira Macau, City of Dreams and Studio City are March 2031, August 2033 and October 2026, respectively.

The Studio City Land was acquired upon acquisition of assets and liabilities as disclosed in Note 22(b). The cost of Studio City Land was recognized in accordance with proposed amendment terms of the land concession contract issued by the Macau Government and accepted by Studio City Developments Limited (“Studio City Developments”), an indirect subsidiary of the Company, in November 2006. In June 2012, the Group recognized an additional land premium upon Studio City Developments’ acceptance of the final amendment proposal issued by the Macau Government which was published in the Macau official gazette on July 25, 2012. Further information on the final amendment proposal of Studio City Land is included in Note 19(c).